Non-financial Assets and Liabilities - Schedule of Deferred Consideration (Parenthetical) (Details) - USD ($) $ in Thousands		6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 12, 2018	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2019
Deferred Tax Assets And Liabilities [Line Items]
Deferred consideration				$ 10,000
Amount recognized as revenue in the period			$ 10,000	10,000
Milestone consideration recognized during the period			2,500	$ 20,000
Tasly
Deferred Tax Assets And Liabilities [Line Items]
Deferred consideration			10,000
Up-front milestone receivable recognized during the period			20,000
Amount recognized as revenue in the period			10,000
Milestone consideration recognized during the period	$ 20,000		$ 20,000
Grunenthal
Deferred Tax Assets And Liabilities [Line Items]
Milestone consideration recognized during the period		$ 2,500